Unearned Revenue by Segment (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 25,318	$ 25,158
Reportable Segments | Productivity and Business Processes
Deferred Revenue Arrangement [Line Items]
Unearned revenue	11,643	11,412
Reportable Segments | Intelligent Cloud
Deferred Revenue Arrangement [Line Items]
Unearned revenue	10,346	9,812
Reportable Segments | More Personal Computing
Deferred Revenue Arrangement [Line Items]
Unearned revenue	3,246	3,579
Corporate and Other
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 83	$ 355